As filed with the Securities and Exchange Commission on February 7, 1997. Registration Nos. 33-54642 and 811-7342.


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                ----------------
                                    FORM N-1A



             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 30


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 31



                           The JPM Institutional Funds
               (Exact Name of Registrant as Specified in Charter)

            60 State Street, Suite 1300, Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (617) 557-0700

                                John E. Pelletier
            60 State Street, Suite 1300, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Stephen K. West, Esq.
                               Sullivan & Cromwell
                   125 Broad Street, New York, New York 10004


It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately  upon filing  pursuant to paragraph (b)
[X] on February 28, 1997 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph  (a)(i)
[ ] on (date) pursuant to paragraph  (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant has filed Rule 24f-2 notices with respect to its series as follows: Tax Exempt Money Market and Tax Exempt Bond Funds (for their fiscal years ended August 31, 1996) on October 24, 1996; International Bond Fund (for its fiscal year ended September 30, 1996) on November 27, 1996; Federal Money Market, Short Term Bond, Bond, Emerging Markets Equity and International Equity Funds (for their fiscal years ended October 31,
1996) on December 20, 1996; Money Market Fund

(for its fiscal year ended November 30, 1996) on January 17, 1997; New York Total Return Bond Fund (for its fiscal year ended March 31, 1996) on May 30, 1996; Selected U.S. Equity and U.S. Small Company Funds (for their fiscal years ended May 31, 1996) on July 30, 1996; and Diversified Fund (for its fiscal year ended June 30, 1996) on August 28, 1996. The Registrant has not filed Rule 24f-2 notices with respect to its Japan Equity, European Equity and Asia Growth Funds (for their fiscal years ended December 31, 1995) and its International Opportunities Fund (for its fiscal year ended November 30, 1996) because the Registrant has not sold any securities to the public with respect to those series during the fiscal years indicated. The Registrant expects to file Rule 24f-2 notices with respect to its Japan Equity, European Equity and Asia Growth Funds (for their fiscal years ending December 31, 1996) on or before February 28, 1997, International Opportunities Fund (for its fiscal year ending November 30, 1997) on or before January 29, 1998, and Disciplined Equity Fund (for its fiscal year ending May 1, 1996) on or before May 1, 1996.

The Money Market Portfolio, The Tax Exempt Money Market Portfolio, The Federal Money Market Portfolio, The Short Term Bond Portfolio, The U.S. Fixed Income Portfolio, The Tax Exempt Bond Portfolio, The Selected U.S. Equity Portfolio, The U.S. Small Company Portfolio, The Non-U.S. Equity Portfolio, The Diversified Portfolio, The Emerging Markets Equity Portfolio, The New York Total Return Bond Portfolio, The Non-U.S. Fixed Income Portfolio, The Series Portfolio and The Global Strategic Income Portfolio have also executed this Registration Statement.

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



                                EXPLANATORY NOTE

This post-effective amendment No. 30 to the Registrant's registration statement on Form N-1A (File No. 33-54642) (the "Registration Statement") is being filed to postpone the effectiveness of post-effective amendment No. 27 (Accession No. 912057-96-27848) to the Registration Statement ("Amendment No. 27") until February 28, 1997. Amendment No. 27, which was filed to register shares of The JPM Institutional Global Strategic Income Fund, was filed on November 27, 1996 with a proposed effective date of February 10, 1997 and is incorporated herein in its entirety by reference to Amendment No. 27.

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




                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 6th day of February, 1997.

THE JPM INSTITUTIONAL FUNDS

By       /s/ Richard W. Ingram
         -----------------------
         Richard W. Ingram
         President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on February 6, 1997.

/s/ Richard W. Ingram
------------------------------
Richard W. Ingram
President and Treasurer (Principal Financial and Accounting Officer)

Matthew Healey*
-----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer)

Frederick S. Addy*
------------------------------
Frederick S. Addy
Trustee

William G. Burns*
------------------------------
William G. Burns
Trustee

Arthur C. Eschenlauer*
------------------------------
Arthur C. Eschenlauer
Trustee

Michael P. Mallardi*
------------------------------
Michael P. Mallardi
Trustee


*By      /s/ Richard W. Ingram
         ----------------------------
         Richard W. Ingram
         as attorney-in-fact pursuant to a power of attorney previously filed.

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




                                   SIGNATURES


Each Portfolio has duly caused this registration statement on Form N-1A ("Registration Statement") of The JPM Institutional Funds (the "Trust") (File No. 33-54642) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 6th day of February, 1997.

THE FEDERAL MONEY MARKET PORTFOLIO, THE TAX EXEMPT MONEY MARKET PORTFOLIO, THE TAX EXEMPT BOND PORTFOLIO, THE NEW YORK TOTAL RETURN BOND PORTFOLIO AND THE GLOBAL STRATEGIC INCOME PORTFOLIO

By       /s/ Richard W. Ingram
         ----------------------------
         Richard W. Ingram
         President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on February 6, 1997.

/s/ Richard W. Ingram
----------------------------
Richard W. Ingram
President and Treasurer (Principal Financial and Accounting Officer) of the Portfolios

Matthew Healey*
----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer) of the Portfolios

Frederick S. Addy*
----------------------------
Frederick S. Addy
Trustee of the Portfolios

William G. Burns*
----------------------------
William G. Burns
Trustee of the Portfolios

Arthur C. Eschenlauer*
----------------------------
Arthur C. Eschenlauer
Trustee of the Portfolios

Michael P. Mallardi*
----------------------------
Michael P. Mallardi
Trustee of the Portfolios

*By      /s/ Richard W. Ingram
         ----------------------------
         Richard W. Ingram
         as attorney-in-fact pursuant to a power of attorney previously filed.

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




                                   SIGNATURES

Each Portfolio has duly caused this registration statement on Form N-1A ("Registration Statement") of The JPM Institutional Funds (the "Trust") (File No. 33-54642) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of George Town, Grand Cayman, on the 6th day of February, 1997.

THE MONEY MARKET PORTFOLIO, THE SHORT TERM BOND PORTFOLIO, THE U.S. FIXED INCOME PORTFOLIO, THE SELECTED U.S. EQUITY PORTFOLIO, THE U.S. SMALL COMPANY PORTFOLIO, THE NON-U.S. EQUITY PORTFOLIO, THE DIVERSIFIED PORTFOLIO, THE EMERGING MARKETS EQUITY PORTFOLIO, THE NON-U.S. FIXED INCOME PORTFOLIO, THE SERIES PORTFOLIO AND THE GLOBAL STRATEGIC INCOME PORTFOLIO

         /s/ Lenore J. McCabe
By       -------------------------
         Lenore J. McCabe
         Assistant Secretary and Assistant Treasurer

Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on February 6, 1997.


Richard W. Ingram*
----------------------------
Richard W. Ingram
President and Treasurer (Principal Financial and Accounting Officer) of the Portfolios

Matthew Healey*
----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer) of the Portfolios

Frederick S. Addy*
----------------------------
Frederick S. Addy
Trustee of the Portfolios

William G. Burns*
----------------------------
William G. Burns
Trustee of the Portfolios

Arthur C. Eschenlauer*
----------------------------
Arthur C. Eschenlauer
Trustee of the Portfolios

Michael P. Mallardi*
----------------------------
Michael P. Mallardi
Trustee of the Portfolios

         /s/ Lenore J. McCabe
*By      ------------------------
         Lenore J. McCabe
         as attorney-in-fact pursuant to a power of attorney previously filed.

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